ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 13.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of March 31,
(In thousands)	2022	2021

Accounts payable	$188	$113
Accrued bonuses	193	–
Accrued legal fees	186	–
Accrued other professional fees	75	77
Accrued accounting and auditing fees	69	59
Insurance premium note	–	1,651
Accrued interest	–	5
Other	39	33
Total accounts payable and accrued liabilities	$750	$1,938